Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Weighted-Average Grant Date Fair Value
Income tax benefit	$ 37,993	$ 47,659	$ 14,008
Restricted Stock Units (RSUs)
Number of Shares
Nonvested June 30, 2013 (in shares)	466,241
Granted (in shares)	282,565
Vested (in shares)	(259,307)
Canceled (in shares)	(17,969)
Nonvested June 30, 2014 (in shares)	471,530	466,241
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2013	$ 73.55
Granted	$ 106.15
Vested	$ 69.44
Canceled	$ 93.42
Nonvested June 30, 2014	$ 94.59	$ 73.55
Stock-based compensation expense	21,475	17,852	12,393
Total fair value of shares vested	18,007	12,488	8,642
Income tax benefit	$ 2,509	$ 976	$ 1,673